Basis of preparation and summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Statement
Disclosure of evolution of CPI

	2024	2023	2022	2021
Annual Index	2,684.55	1,859.38	1,128.45	686.95
Average Index	2,360.03	1,488.91	967.71	561.61

Yearly Inflation	44.4%	64.8%	64.3%	36.1%
Cumulative Inflation (last three years)	290.8%	268.3%	156.2%	74.4%

Disclosure of estimated useful lives for property, plant and equipment

The ranges of estimated useful lives are as follows:

Mobile network infrastructure	4–20	years
Fixed network infrastructure	3–25	years
Call center equipment	4–8	years
Buildings	21–25	years
Equipment, fixtures and fittings	2–10	years
Motor vehicles	4 – 6	years
Electricity power plant	20	years
Leasehold improvements	3 – 5	years

Disclosure of estimated useful lives for investment properties

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. The ranges of estimated useful lives are as follows:

Investment Property	25-45 years

Telecommunication licenses
Statement
Disclosure of rstimated useful lives for intangible assets

Amortization is recognized in the statement of profit or loss on a straight-line basis by reference to the license period. The range of estimated useful life for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

Computer software
Statement
Disclosure of rstimated useful lives for intangible assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The range of estimated useful life for computer software are as follows:

Computer software	3 – 8 years

Other intangible assets
Statement
Disclosure of rstimated useful lives for intangible assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The ranges of the estimated useful lives for other intangible assets are as follows:

Indefeasible right-of-use	15	years
Transmission line software	5-10	years
Brand name	9-10	years
Customer base	2-15	years
Subscriber acquisition cost	2-6	years
Electricity production license	20	years